CASH RESTRICTED FOR USE (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Restrictions On Cash And Cash Equivalents [Line Items]
Non-current	$ 34	$ 33	[1]	$ 32	[1]
Current	34	27	[1]	26	[1]
Total cash restricted for use (note 31)	68	60		58
Cash restricted by prudential solvency requirements
Restrictions On Cash And Cash Equivalents [Line Items]
Current	23	18		18
Cash balances held by - joint operations
Restrictions On Cash And Cash Equivalents [Line Items]
Current	$ 11	$ 9		$ 8

[1]	Comparative periods have been retrospectively restated, where indicated, due to the corporate restructuring and due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to notes 1.3.1 and 1.3.2.